New and amended accounting standards and interpretations and changes to accounting policies	12 Months Ended
Jun. 30, 2023
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New and amended accounting standards and interpretations and changes to accounting policies
39    New and amended accounting standards and interpretations and changes to accounting policies
New and amended accounting pronouncements adopted in the current year
Amendment to IAS 16/AASB 116 ‘Property, Plant and Equipment’ (IAS 16)
On 1 July 2022, the Group adopted an amendment to IAS 16 that requires an entity to recognise the sales proceeds from selling items produced while preparing property, plant and equipment for its intended use, along with the costs associated with producing that revenue, in profit or loss, instead of deducting the amounts received from the cost of the asset.
The amendment applies retrospectively to items of property, plant and equipment made available for use on or after 1 July 2020. However, no significant impacts have been identified in respect of the years ended 30 June 2022 and 30 June 2021 and, as such, comparative period financial information has not been restated.

Amendment to IAS 12/AASB112 ‘Income taxes’ (IAS 12)
At 30 June 2023, the Group has adopted amendments to IAS12 issued by the IASB and AASB on 23 May 2023 and 27 June 2023, respectively, in relation to the Organisation for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) Pillar Two income tax. The amendments introduced a temporary exception to the requirements of IAS 12 under which a company does not recognise or disclose information about deferred tax assets and liabilities related to the proposed Pillar Two model rules.
Refer to note 6 ‘Income tax expense’ for more information.
New and amended accounting pronouncements on issue but not yet effective
A number of other accounting standards and interpretations have been issued and will be applicable in future periods. While these remain subject to ongoing assessment, no significant impacts have been identified to date.
These pronouncements have not been applied in the preparation of these Financial Statements.